BALANCE SHEET (Parenthetical) - $ / shares		4 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Shares subject to possible redemption		44,885,287	50,000,000
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		200,000,000	200,000,000
Common shares, shares issued		5,114,713
Common shares, shares outstanding		5,114,713
Common Class A subject to possible redemption
Shares subject to possible redemption, par value (in dollars per share)		$ 0.0001
Shares subject to possible redemption		44,885,287
Common Class A not subject to possible redemption
Common shares, shares issued		5,114,713
Common shares, shares outstanding		5,114,713
Class B Common Stock
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		20,000,000	20,000,000
Common shares, shares issued		12,500,000	12,500,000
Common shares, shares outstanding		12,500,000	12,500,000
Common stock, shares forfeited (in shares)	[1]	1,875,000
Class B Common Stock | Over-allotment option
Common stock, shares forfeited (in shares)		1,875,000

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).